Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Excluding Interest and Penalties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 1	$ 16	$ 2
Additions for tax positions of the current year	1	0	1
Additions for tax positions of prior years	2	0	13
Settlements with tax authorities	0	(14)	0
Foreign currency translation	0	(1)	0
Balance at end of year	$ 4	$ 1	$ 16